Subsequent Events	9 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

The Group has evaluated subsequent events through January 21, 2025, the date of issuance of the unaudited condensed consolidated financial statements, and did not identify any other subsequent events with material financial impact on the Group’s unaudited condensed consolidated financial statements.